Short-Term Loans (Tables)	6 Months Ended
Dec. 31, 2024
Short-Term Loans [Abstract]
Schedule of Short-Term Loans	The bank loans consisted of the following:
	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Loans from financial institutions	$805,464	$701,577